Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 288,186	$ 280,793	$ 274,151
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	53,271	50,686	54,287
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	36,903	35,285	37,607
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	67,336	68,997	57,519
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	110,107	105,503	109,573
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 20,569	$ 20,322	$ 15,165

[1]	The majority of foreign term deposits are in excess of $100,000.